INVENTORY (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2019
Inventory Disclosure [Abstract]
Impairment occurred	$ 0	$ 0